SHAREHOLDERS’ DEFICIT (Details Narrative) - TKB CRITICAL TECHNOLOGIES 1 - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class of Stock
Preferred stock, Shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, Par value (in dollars per shares)	$ 0.0001	$ 0.0001
Preferred stock, shares, issued (in shares)	0	0
Preferred stock, shares, outstanding (in shares)	0	0
Common stock, voting rights	one
Common Class A
Class of Stock
Common stock, shares, authorized (in shares)	200,000,000
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares, issued (in shares)	0	0
Common stock, shares, outstanding (in shares)	0	0
Redeemable shares (in shares)	23,000,000
Common Class B
Class of Stock
Common stock, shares, authorized (in shares)		20,000,000
Common stock, par value (in dollars per share)		$ 0.0001
Common stock, shares, issued (in shares)	5,750,000	5,750,000
Common stock, shares, outstanding (in shares)	5,750,000	5,750,000